COMMITMENTS AND CONTINGENCIES (Details Narrative) - Contingent Royalty Obligation [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Percentage of royalty payment	3.00%	3.00%
Maximum percentage of grants provided for royalty payment	100.00%	100.00%
Contingent royalty obligation	$ 1,120	$ 1,080	$ 1,030